Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt
8. Debt
As of December 31, 2017 and 2016, our outstanding debt included in our consolidated balance sheets totaled $3,456 million and $3,446 million, respectively, net of debt issuance costs of $23 million and $27 million, respectively, and unamortized discounts of $9 million and $6 million, respectively. The following table sets forth the face values of our outstanding debt as of December 31, 2017 and 2016 (in thousands):

			December 31,
	Rate	Maturity	2017	2016
Senior secured credit facilities:
Term Loan A	L + 2.00%	July 2022	$555,750	$—
Term Loan B	L + 2.25%	February 2024	1,881,048	—
2016 Term Loan A(1)	L + 2.50%	July 2021	—	585,000
2013 Term Loan B(2)	L + 3.00%	February 2019	—	1,420,896
2013 Incremental term loan facility(2)	L + 3.50%	February 2019	—	282,354
2013 Term Loan C(2)	L + 3.00%	December 2017	—	49,313
Revolver, $400 million(3)	L + 2.00%	July 2022	—	—
5.375% senior secured notes due 2023	5.375%	April 2023	530,000	530,000
5.25% senior secured notes due 2023	5.25%	November 2023	500,000	500,000
Mortgage facility(4)	5.80%	April 2017	—	79,741
Capital lease obligations			21,235	31,190
Face value of total debt outstanding			3,488,033	3,478,494
Less current portion of debt outstanding			(57,138)	(169,246)
Face value of long-term debt outstanding			$3,430,895	$3,309,248

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(1)	Refinanced on August 23, 2017 by Term Loan A.

(2)	Refinanced on February 22, 2017 by the 2017 Term Loan B.

(3)	Pursuant to the August 23, 2017 refinancing, the interest rate on the Revolver was reduced from L+2.50% to L+2.25% and the maturity was extended from July 2021 to July 2022.

(4)	Extinguished on March 31, 2017 using proceeds from the 2017 Term Loan B.
Senior Secured Credit Facilities
In February 2013, Sabre GLBL entered into the Amended and Restated Credit Agreement. The agreement replaced (i) the existing term loans with new classes of term loans of $1,775 million (the “2013 Term Loan B”) and $425 million (the “2013 Term Loan C”) and (ii) the existing revolving credit facility with a new revolving credit facility of $352 million (the “2013 Revolver”). In September 2013, Sabre GLBL entered into an agreement to amend the Amended and Restated Credit Agreement to add a new class of term loans in the amount of $350 million (the “2013 Incremental Term Loan Facility”).
In July 2016, Sabre GLBL entered into a series of amendments (the “Credit Agreement Amendments”) to our Amended and Restated Credit Agreement to provide for an incremental term loan under a new class with an aggregate principal amount of $600 million (the “2016 Term Loan A”) and to replace the 2013 Revolver with a new revolving credit facility totaling $400 million (the “2016 Revolver”). The proceeds of $597 million, net of $3 million discount, from the 2016 Term Loan A were used to repay $350 million of outstanding principal on our 2013 Term Loan B and 2013 Incremental Term Loan Facility, on a pro rata basis, repay the $120 million then-outstanding balance on the 2016 Revolver, and pay $11 million in associated financing fees. We recognized a $4 million loss on extinguishment of debt in connection with these transactions during the year ended December 31, 2016.
On February 22, 2017, Sabre GLBL entered into a Third Incremental Term Facility Amendment to our Amended and Restated Credit Agreement (the “2017 Term Facility Amendment”). The new agreement replaced the 2013 Term Loan B, 2013 Incremental Term Loan Facility and 2013 Term Loan C with a single class of term loan (the "2017 Term Loan B") with an aggregate principal amount of $1,900 million maturing on February 22, 2024. The proceeds of $1,898 million, net of $2 million discount on the 2017 Term Loan B, were used to pay off approximately $1,761 million of all existing classes of outstanding term loans (other than the 2016 Term Loan A), pay related accrued interest and pay $12 million in associated financing fees, which were recorded as debt modification costs in Other, net in the consolidated statement of operations during the year ended December 31, 2017. The remaining proceeds of the 2017 Term Loan B were used to pay off approximately $80 million of Sabre’s outstanding mortgage on its corporate headquarters on March 31, 2017 and for other general corporate purposes. Unamortized debt issuance costs and discount related to existing classes of outstanding term loans prior to the 2017 Term Facility Amendment of $9 million and $3 million, respectively, will continue to be amortized over the remaining term of the Term Loan B along with the Term Loan B discount of $2 million. See Note 9. Derivatives for information regarding the discontinuation of hedge accounting related to our existing interest rate swaps as a result of the 2017 Term Facility Amendment.
On August 23, 2017, Sabre GLBL entered into a Fourth Incremental Term Facility Amendment to our Amended and Restated Credit Agreement, Term Loan A Refinancing Amendment to the Credit Agreement, and Second Revolving Facility Refinancing Amendment to the Credit Agreement to refinance and modify the terms of the 2017 Term Loan B, the 2016 Term Loan A, and the 2016 Revolver, resulting in a reduction of the applicable margins for each of these instruments and approximately a one-year extension of the maturity of the 2016 Term Loan A and 2016 Revolver (the “2017 Refinancing”). We incurred no additional indebtedness as a result of the 2017 Refinancing. The 2017 Refinancing included a $400 million revolving credit facility ("Revolver") that replaced the 2016 Revolver, as well as the application of the proceeds of the approximately $1,891 million incremental Term Loan B facility (“Term Loan B”) and $570 million Term Loan A facility (“Term Loan A”) to replace the 2017 Term Loan B and the 2016 Term Loan A. The maturity of the Revolver and the Term Loan A was extended from July 18, 2021 to July 1, 2022. The applicable margins for the Term Loan B were reduced to 2.25% per annum for Eurocurrency rate loans and 1.25% per annum for base rate loans. The applicable margins for the Term Loan A and the Revolver were reduced to (i) between 2.50% and 1.75% per annum for Eurocurrency rate loans and (ii) between 1.50% and 0.75% per annum for base rate loans, in each case with the applicable margin for any quarter reduced by 25 basis points (up to 75 basis points total) if the Senior Secured First-Lien Net Leverage Ratio (as defined in the Amended and Restated Credit Agreement) is less than 3.75 to 1.0, 3.00 to 1.0, or 2.25 to 1.0, respectively. The applicable interest rate margins opened at 2.25% per annum for Eurocurrency rate loans and 1.25% per annum for base rate loans until November 2, 2017.
We had no balance outstanding under the Revolver as of December 31, 2017 or under the 2016 Revolver as of December 31, 2016. We had outstanding letters of credit totaling $21 million and $35 million as of December 31, 2017 and 2016, respectively, which reduced our overall credit capacity under the Revolver and 2016 Revolver.
Principal Payments
Principal payments on the Term Loan A are due on a quarterly basis equal to 1.25% of its initial aggregate principal amount during the first two years of its term and 2.50% of its initial aggregate principal amount during the next three years of its term. Term Loan B matures on February 22, 2024, and required principal payments in equal quarterly installments of 0.25% through to the maturity date of which the remaining balance is due. For the year ended December 31, 2017, we made $48 million of scheduled principal payments.
We are also required to pay down the term loans by an amount equal to 50% of annual excess cash flow, as defined in our Amended and Restated Credit Agreement. This percentage requirement may decrease or be eliminated if certain leverage ratios are achieved. Based on our results for the year ended December 31, 2016, we were not required to make an excess cash flow payment in 2017, and no excess cash flow payment is required in 2018 with respect to our results for the year ended December 31, 2017. We are further required to pay down the term loan with proceeds from certain asset sales or borrowings as defined in the Amended and Restated Credit Agreement.
Interest
Borrowings under the Amended and Restated Credit Agreement bear interest at a rate equal to either, at our option: (i) the Eurocurrency rate plus an applicable margin for Eurocurrency borrowings as set forth below, or (ii) a base rate determined by the highest of (1) the prime rate of Bank of America, (2) the federal funds effective rate plus 1/2% or (3) LIBOR plus 1.00%, plus an applicable margin for base rate borrowings as set forth below. The Eurocurrency rate is based on LIBOR for all U.S. dollar borrowings and has a floor. We have elected the one-month LIBOR as the floating interest rate on all of our outstanding term loans. Interest payments are due on the last day of each month as a result of electing one-month LIBOR. Interest on a portion of the outstanding loan is hedged with interest rate swaps (see Note 9. Derivatives).

	Eurocurrency borrowings	Base rate borrowings
	Applicable Margin(1)	Applicable Margin
Term Loan A	2.00%	1.00%
Term Loan B	2.25%	1.25%
Revolver, $400 million	2.00%	1.00%
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(1)
Applicable margins do not reflect potential step ups and downs of Term Loan A and Revolver, $400 million, which are determined by the Senior Secured Leverage Ratio. See below for additional information.

(2)	Term Loan A, Term Loan B, and Revolver, $400 million, are subject to a 0% floor.
Applicable margins for the Term Loan B are 2.25% per annum for Eurocurrency rate loans and 1.25% per annum for base rate loans over the life of the loan and are not dependent on the Senior Secured Leverage Ratio. Applicable margins for the Term Loan A and the Revolver step up by 25 basis points for any quarter if the Senior Secured Leverage Ratio is greater than or equal to 3.00 to 1.0. Applicable margins for the Term Loan A and the Revolver under the Amended and Restated Credit Agreement step down 25 basis points for any quarter if the Senior Secured Leverage Ratio is less than 2.25 to 1.0. Applicable margins increase to maintain a difference of not more than 50 basis points relative to future term loan extensions or refinancings prior to August 22, 2018. In addition, we are required to pay a quarterly commitment fee of 0.250% per annum for unused Revolver commitments. The commitment fee may increase to 0.375% per annum if the Senior Secured Leverage Ratio is greater than or equal to 3.00 to 1.0.
Our effective interest rates on borrowings under the Amended and Restated Credit Agreement for the years ended December 31, 2017, 2016 and 2015, inclusive of amounts charged to interest expense, are as follows:

	Year Ended December 31,
	2017	2016	2015
Including the impact of interest rate swaps	4.35%	4.72%	4.48%
Excluding the impact of interest rate swaps	4.03%	4.55%	4.48%

Senior Secured Notes due 2023
In April 2015, we issued $530 million senior secured notes due in April 2023 with a stated interest rate of 5.375% and received proceeds of $522 million, net of underwriting fees and commissions. We used the proceeds to redeem all of the $480 million principal of the senior secured notes due 2019, pay the 6.375% redemption premium of $31 million and a make whole premium of $2 million, resulting in an extinguishment loss of $33 million during the year ended December 31, 2015. The remaining proceeds, combined with cash on hand, were used to pay accrued but unpaid interest of $19 million.
In November 2015, we issued $500 million senior secured notes due in 2023 with a stated interest rate of 5.25%. The net proceeds of $494 million, net of underwriting fees and commissions, were used to repay $235 million of the $400 million 2016 Notes (as defined below), pay a $5 million make-whole premium on the 2016 Notes and pay $5 million of accrued but unpaid interest. In addition, we used the net proceeds to repurchase 3,400,000 shares of our common stock totaling $99 million. The excess net proceeds, together with cash on hand, were applied to fund the acquisition of the Trust Group, which was completed in January 2016. As a result of the prepayment on the 2016 Notes, we recorded an extinguishment loss of $6 million, which includes $1 million of unamortized discount and the make-whole premium during the year ended December 31, 2015.
The senior secured notes due 2023 were issued by Sabre GLBL and are guaranteed by Sabre Holdings and each of Sabre GLBL’s existing and subsequently acquired or organized subsidiaries that are borrowers under or guarantors of our senior secured credit facilities. The senior secured notes due 2023 are secured by a first priority security interest in substantially all present and after acquired property and assets of Sabre GLBL and the guarantors of the notes, which also constitutes collateral securing indebtedness under our senior secured facilities on a first priority basis.
Senior Unsecured Notes Due 2016
In March 2016, the remaining principal balance of $165 million of our senior unsecured notes matured. We repaid this remaining balance on the senior unsecured notes with a draw on our 2016 Revolver and cash on hand.
Aggregate Maturities
As of December 31, 2017, aggregate maturities of our long-term debt were as follows (in thousands):

Amount
Years Ending December 31,
2018	$57,138
2019	68,495
2020	80,273
2021	75,905
2022	389,405
Thereafter	2,816,817
Total	$3,488,033